Note 8 - Fair Value - Financial Instruments At Fair Value By Levels - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Held For Trading [Member] | Classes Financial Instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 26,730	€ 29,057	€ 32,544
Financial Assets Held For Trading [Member] | Classes Financial Instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	62,983	35,349	42,221
Financial Assets Held For Trading [Member] | Classes Financial Instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	404	289	184
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	47	0	0
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	28,642	56	154
Financial Assets Held For Trading [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	60	0	0
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	17,884	21,107	26,720
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	7,494	1,444	418
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	199	22	28
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	5,194	6,688	4,570
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	33	9
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	60	80	96
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,605	1,262	1,254
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	26,846	33,815	41,640
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	85	187	60
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Classes Financial Instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,127
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Classes Financial Instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	78
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Classes Financial Instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,929
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	25
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,778
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	90
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	71
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	76
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,012
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	8
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	75
Financial assets designated at fair value through profit or loss [Member] | Classes Financial Instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,313	2,061	2,062
Financial assets designated at fair value through profit or loss [Member] | Classes Financial Instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	648	0
Financial assets designated at fair value through profit or loss [Member] | Classes Financial Instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	648	0
Financial assets designated at fair value through profit or loss [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans And Advances To Credit Institutions [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		0	0
Financial assets designated at fair value through profit or loss [Member] | Loans And Advances To Credit Institutions [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		0	0
Financial assets designated at fair value through profit or loss [Member] | Loans And Advances To Credit Institutions [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		0	0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		174	142
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		0	0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		0	0
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,313	1,888	1,920
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0	0
Financial assets designated at fair value through profit or loss [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0
Financial assets designated at fair value through profit or loss [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0
Financial assets designated at fair value through profit or loss [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Classes Financial Instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	45,824
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Classes Financial Instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	9,323
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Classes Financial Instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,190
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	33
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and advances to Customers [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	43,788
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	9,211
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	711
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	2,003
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	113
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	479
Available for sale financial assets [Member] | Classes Financial Instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		57,381	62,125
Available for sale financial assets [Member] | Classes Financial Instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		11,082	15,894
Available for sale financial assets [Member] | Classes Financial Instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		544	637
Available for sale financial assets [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		54,850	58,372
Available for sale financial assets [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		10,948	15,779
Available for sale financial assets [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		454	429
Available for sale financial assets [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		2,531	3,753
Available for sale financial assets [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		134	115
Available for sale financial assets [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets		90	208
Derivatives Hedge accounting [Member] | Classes Financial Instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	7	0	41
Derivatives Hedge accounting [Member] | Classes Financial Instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	2,882	2,483	2,792
Derivatives Hedge accounting [Member] | Classes Financial Instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 3	€ 2	€ 0